COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Feb. 28, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
February 2024	$ 5,177
February 2025	4,241
February 2026	2,654
February 2027	2,261
February 2028	1,855
Thereafter	4,239
Total	$ 20,427